UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris J. Schiffer
Title:     Chief Compliance Officer
Phone:     212-756-5822

Signature, Place, and Date of Signing:

 /s/  Chris J. Schiffer     New York, NY/USA     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $64,526 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108      968    99554 SH       SOLE                        0        0    99554
CANTEL MEDICAL CORP            COM              138098108      881    32515 SH       SOLE                        0        0    32515
CENTRAL FD CDA LTD             CL A             153501101      247    10365 SH       SOLE                        0        0    10365
CONSOLIDATED EDISON INC        COM              209115104      615    10266 SH       SOLE                        0        0    10266
EXXON MOBIL CORP               COM              30231G102      296     3235 SH       SOLE                        0        0     3235
ISHARES TR                     S&P 100 IDX FD   464287101     3792    57050 SH       SOLE                        0        0    57050
ISHARES TR                     S&P 500 INDEX    464287200     1423     9852 SH       SOLE                        0        0     9852
ISHARES TR                     RUSSELL 1000     464287622     2702    34000 SH       SOLE                        0        0    34000
ISHARES TR                     RUSSELL 2000     464287655    10196   122197 SH       SOLE                        0        0   122197
JOHNSON & JOHNSON              COM              478160104     1756    25476 SH       SOLE                        0        0    25476
MASTERCARD INC                 CL A             57636Q104      359      795 SH       SOLE                        0        0      795
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583      451     7332 SH       SOLE                        0        0     7332
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      391    10740 SH       SOLE                        0        0    10740
SPDR GOLD TRUST                GOLD SHS         78463V107      230     1338 SH       SOLE                        0        0     1338
SPDR S&P 500 ETF TR            TR UNIT          78462F103    31490   218730 SH       SOLE                        0        0   218730
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2182    33217 SH       SOLE                        0        0    33217
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5980   139191 SH       SOLE                        0        0   139191
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      286     5667 SH       SOLE                        0        0     5667
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406      281     4985 SH       SOLE                        0        0     4985